Effects of changes in currency exchange rate (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Non-current assets [abstract]
Other financial assets	$ 4,670,538	$ 3,325,079
Trade and other non-current receivables	3,224,627	3,363,123
Other non-financial assets	7,042,297	5,007,150
Accounts receivable from related parties	118,122	190,865
Investments accounted for using equity method	136,098,062	142,017,781		$ 99,270,280
Intangible assets other than goodwill	125,618,666	118,964,142		77,032,480
Goodwill	124,955,438	123,044,901	$ 94,617,474
Property, plant and equipment (net)	1,097,534,155	1,021,266,631		917,913,428
Investment property	8,313,274	8,715,956		$ 5,825,359
Deferred tax assets	54,528,648	37,691,088
Current tax assets, non-current	2,305,129	1,270,941
Total non-current assets	1,564,408,956	1,464,857,657
Unidades de Fomento [Member]
Non-current assets [abstract]
Other financial assets	4,571,984	3,325,079
Trade and other non-current receivables	1,962,249	1,283,676
Accounts receivable from related parties	118,122	190,865
Total non-current assets	6,652,355	4,799,620
Euros [Member]
Non-current assets [abstract]
Other financial assets	98,554	0
Total non-current assets	98,554	0
Chilean Pesos [Member]
Non-current assets [abstract]
Trade and other non-current receivables	353,862	88,306
Other non-financial assets	2,887,597	4,278,605
Investments accounted for using equity method	15,251,038	19,407,798
Intangible assets other than goodwill	73,452,410	67,739,510
Goodwill	77,020,100	76,817,632
Property, plant and equipment (net)	873,378,864	830,151,351
Investment property	3,614,497	4,332,690
Deferred tax assets	43,093,811	32,989,545
Current tax assets, non-current	2,276,104	1,172,749
Total non-current assets	1,091,328,283	1,036,978,186
Argentinean Pesos [Member]
Non-current assets [abstract]
Trade and other non-current receivables	680,438	1,804,963
Other non-financial assets	3,953,224	540,495
Investments accounted for using equity method	609,749	578,154
Intangible assets other than goodwill	39,888,291	37,960,927
Goodwill	26,020,761	24,871,945
Property, plant and equipment (net)	167,553,390	142,669,147
Investment property	4,698,777	4,383,266
Deferred tax assets	10,018,983	2,955,530
Current tax assets, non-current	29,025	98,192
Total non-current assets	253,452,638	215,862,619
Paraguayan Guarani [Member]
Non-current assets [abstract]
Trade and other non-current receivables	228,078	186,178
Other non-financial assets	14,291	14,357
Intangible assets other than goodwill	3,686,290	3,848,057
Goodwill	5,214,846	5,236,732
Property, plant and equipment (net)	21,686,062	18,030,887
Deferred tax assets	47,859	47,456
Total non-current assets	30,877,426	27,363,667
US Dollar [Member]
Non-current assets [abstract]
Other non-financial assets	187,185	173,693
Investments accounted for using equity method	120,237,275	122,031,829
Total non-current assets	120,424,460	122,205,522
Uruguayan Peso [Member]
Non-current assets [abstract]
Intangible assets other than goodwill	2,624,125	2,912,675
Goodwill	4,422,841	4,839,916
Property, plant and equipment (net)	15,013,733	14,890,634
Deferred tax assets	273,198	223,831
Total non-current assets	22,333,897	22,867,056
Bolivian Boliviano [Member]
Non-current assets [abstract]
Intangible assets other than goodwill	5,967,550	6,502,973
Goodwill	12,276,890	11,278,676
Property, plant and equipment (net)	19,902,106	15,524,612
Deferred tax assets	1,094,797	1,474,726
Total non-current assets	$ 39,241,343	$ 34,780,987